RIGHT-OF-USE ASSETS - Summary of Lease Expenses Recognized in Consolidated Income Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 1,139	$ 765
Interest expenses (included in finance cost)	138	85	$ 98
Expenses relating to short-term leases	77	16
Expenses relating to lease of low-value assets that are not short-term leases	1	0
Land
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	583	263
Buildings
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	476	413
Motor vehicle and other asset
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	44	52
Office equipment
Disclosure of detailed information about Right-of-use assets [Line Items]
Depreciation charge of right of use assets	$ 36	$ 37